Right-of-use assets and lease liabilities (Details) - Schedule of low value and short-term lease expenses - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Low Value and Short Term Lease Expenses [Abstract]
Expense related to short-term leases	SFr 6,001	SFr 52,280
Expense related to leases of low value assets
Total	SFr 6,001	SFr 52,280